UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment         Number:
                                                      -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Towle & Co.
           -----------------------------------------------------
Address:   1610 Des Peres Road, Suite 250
           -----------------------------------------------------
           St. Louis, MO 63131
           -----------------------------------------------------

Form 13F File Number: 28-
                         -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Lewis, CFA
        ------------------------
Title:  Director of Research
        ------------------------
Phone:  314-822-0204
        ------------------------

Signature, Place, and Date of Signing:

   Peter J. Lewis                 St. Louis, MO                  01/18/07
   --------------                 -------------                  --------
     [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other managers Reporting for this Manager: None

Form 13F File Number        Name

28-
   ---------------          -------------------------------------
                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
                                         -----------

Form 13F Information Table Entry Total:           60
                                         -----------

Form 13F Information Table Value Total:     $309,624
                                         -----------
                                         (thousands)

List of Other Included Managers: None

     No.        Form 13F File Number         Name

                28-
     ------        -----------------         ------------------------------

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ -------
Alpha Natural Resources Inc    Common Stock     02076X102     5404  379800 SH       Sole    None      194300      -  185500
Ameriserv Financial Inc.       Common Stock     03074A102     4288  869847 SH       Sole    None      450094      -  419753
Arkansas Best Corp             Common Stock     040790107     4576  127122 SH       Sole    None       63850      -   63272
ArvinMeritor Inc               Common Stock     043353101    10907  598309 SH       Sole    None      309209      -  289100
Beazer Homes USA Inc.          Common Stock     07556Q105    11736  249659 SH       Sole    None      128300      -  121359
Blair Corp                     Common Stock     092828102     4379  133724 SH       Sole    None       68318      -   65406
Canetic Energy Tr              Foreign Unit     137513107      555   40000 SH       Sole    None       40000      -       -
Catalyst Semiconductor Inc.    Common Stock     148881105      344  100000 SH       Sole    None      100000      -       -
Celestica Inc                  Sponsored ADR    15101Q108     5773  739300 SH       Sole    None      379100      -  360200
Chiquita Brands Intl Inc       Common Stock     170032809     9189  575410 SH       Sole    None      295200      -  280210
CNA Financial Corp             Common Stock     126117100     7876  195350 SH       Sole    None      100000      -   95350
ConocoPhillips                 Common Stock     20825C104     5068   70450 SH       Sole    None       36100      -   34350
Covenant Transport Inc T21.3   Common Stock     22284P105     3886  340900 SH       Sole    None      170800      -  170100
Credence Systems Corp          Common Stock     225302108      520  100000 SH       Sole    None      100000      -       -
Dot Hill Systems Corp          Common Stock     25848T109      393  100000 SH       Sole    None      100000      -       -
Excel Maritime Carriers Ltd.   Sponsored ADR    V3267N107     8172  559400 SH       Sole    None      287900      -  271500
Flexsteel Industries Inc       Common Stock     339382103     3981  316503 SH       Sole    None      162785      -  153718
Ford Motor Co                  Common Stock     345370860     4437  590890 SH       Sole    None      302700      -  288190
Furniture Brands Intl Inc      Common Stock     360921100     5901  363600 SH       Sole    None      186200      -  177400
Hess Corporation               Common Stock     42809H107     8297  167395 SH       Sole    None       86250      -   81145
Hovnanian Enterprises Inc      Common Stock     442487203     9461  279100 SH       Sole    None      142400      -  136700
Infocus Corporation            Common Stock     45665B106      267  100000 SH       Sole    None      100000      -       -
Integrated Silicon Solutions   Common Stock     45812P107      402   70000 SH       Sole    None       70000      -       -
INTL Coal Grp                  Common Stock     45928H106      545  100000 SH       Sole    None      100000      -       -
Jo-Ann Stores                  Common Stock     47758P307     9055  368100 SH       Sole    None      186600      -  181500
Kellwood Co                    Common Stock     488044108     6588  202600 SH       Sole    None      102900      -   99700
Korea Electric Power Corp      Sponsored ADR    500631106     9908  436300 SH       Sole    None      222400      -  213900
L B Foster Co                  Common Stock     350060109     6142  237058 SH       Sole    None      125979      -  111079
LandAmerica Financial Group    Common Stock     514936103     7822  123955 SH       Sole    None       63250      -   60705
Leadis Technology, Inc.        Common Stock     52171N103      469  100000 SH       Sole    None      100000      -       -
Lear Corp                      Common Stock     521865105    10205  345600 SH       Sole    None      176900      -  168700
M/I Homes Inc                  Common Stock     55305B101    13442  351980 SH       Sole    None      179600      -  172380
Max Worldwide, Inc             Common Stock     577940109       62  155000 SH       Sole    None      155000      -       -
Motive, Inc.                   Common Stock     61980V107      567  156800 SH       Sole    None      156800      -       -
Nash-Finch Co                  Common Stock     631158102     9256  339050 SH       Sole    None      174530      -  164520
Natuzzi Spa                    Sponsored ADR    63905A101     2176  255700 SH       Sole    None      128400      -  127300
Navistar International Corp    Common Stock     63934E108    14480  433150 SH       Sole    None      221400      -  211750
Newpark Resources Inc          Common Stock     651718504     7465 1035500 SH       Sole    None      530800      -  504700
Orange 21, Inc.                Common Stock     685317109      640  130000 SH       Sole    None      130000      -       -
Overland Storage Inc.          Common Stock     690310107      315   70000 SH       Sole    None       70000      -       -
Peak International Ltd         Common Stock     G69586108      584  200000 SH       Sole    None      200000      -       -
Pengrowth Energy Trust         Foreign Unit     706902509      516   30000 SH       Sole    None       30000      -       -
PMA Capital Corp               Common Stock     693419202     6237  676469 SH       Sole    None      343231      -  333238
Proliance International Inc    Common Stock     74340R104     4533 1005200 SH       Sole    None      554300      -  450900
Quaker Fabric Corp             Common Stock     747399103     1493 1265666 SH       Sole    None      703394      -  562272
Quanta Capital Holdings Ltd.   Common Stock     G7313F106     1966  914500 SH       Sole    None      502400      -  412100
Ryerson Inc                    Common Stock     78375P107    15614  622324 SH       Sole    None      319800      -  302524
Sanmina-SCI Corp               Common Stock     800907107     5594 1621600 SH       Sole    None      915000      -  706600
Scopus Video Networks          Common Stock     M8260H106      260   61216 SH       Sole    None       61216      -       -
Selectica, Inc                 Common Stock     816288104      265  150000 SH       Sole    None      150000      -       -
Spansion Inc                   Common Stock     84649R101      668   45000 SH       Sole    None       45000      -       -
Steel Technologies Inc         Common Stock     858147101     7749  441576 SH       Sole    None      224900      -  216676
Stewart Info. Services Corp    Common Stock     860372101     7410  170900 SH       Sole    None       87900      -   83000
Tecumseh Products Co           Common Stock     878895200     4068  240730 SH       Sole    None      123350      -  117380
Tesoro Corp                    Common Stock     881609101    13112  199374 SH       Sole    None      102200      -   97174
Top Tankers Inc                Common Stock     Y8897Y107      372   80000 SH       Sole    None       80000      -       -
Unifi Inc                      Common Stock     904677101     5418 2211600 SH       Sole    None     1144700      - 1066900
Valero Energy Corp             Common Stock     91913Y100     6753  132000 SH       Sole    None       67000      -   65000
Virco Mfg Corp                 Common Stock     927651109     4286  549559 SH       Sole    None      278788      -  270771
YRC Worldwide Inc              Common Stock     984249102     7755  205550 SH       Sole    None      105600      -   99950